Related Party Transactions (Tables)	6 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Relationship of Related Parties

The relationship of related parties is summarized as follow:

Name of Related Party	Relationship to the Company
Silong Chen	Chief Executive Officer; Chairman of the Board of Directors
Junqiang Chen and Caiyuan He	Relatives of Mr. Silong Chen
Linsun Smart Technology Co., Ltd (“Linsun”)	Equity investee -10% of the ownership
Dogness Network Technology Co., Ltd (“Dogness Network”)	Equity Investee - 13% of the ownership
Guangdong Dogness Biotechnology Co., Ltd.	Relate to one of the Company’s shareholders
Mark Trade (HK) Limited	Shareholder of Dogness Culture

Schedule of Due to Related Parties

As of December 31, 2020 and June 30, 2020, due to related parties consist of the following:

	As of December 31,	As of June 30,
	2020	2020
	(Unaudited)
Mr. Silong Chen	$2,027,662	$25,462
Mark Trade (HK) Limited	8,260	-
Total	$2,035,922	$25,462

Schedule of Revenue from Related Parties

Revenue from related parties consisted of the following:

	For the six months ended December 31,
Name	2020	2019
	(Unaudited)	(Unaudited)
Linsun	$-	$73,024
Dogness Network	548,351	515,709
Total	$548,351	$588,733

Schedule of Accounts Receivable from Related Parties

Accounts receivable from a related party consisted of the following:

	As of December 31,	As of June 30,
	2020	2020
	(Unaudited)
Accounts receivable - related party:
-Dogness Network	$497,974	$559,465
Total	$497,974	$559,465

Schedule of Advances to Suppliers- Related Party

Advances to suppliers to a related party consisted of the following:

	As of December 31,	As of June 30,
	2020	2020
	(Unaudited)
Advances to suppliers- related party
-Linsun	$29,240	$-
Total	$29,240	$-

Schedule of Accounts Payable to Related Parties

Accounts payables to related parties consisted of the following:

	As of December 31,	As of June 30,
	2020	2020
	(Unaudited)
Accounts payable - related parties:
-Linsun	$-	$301,555
-Dogness Network	3,963	3,660
Total	$3,963	$305,215